Subsequent Events	12 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent events

Note 22 - Subsequent events

In July 2021, the Company dissolved Beijing Jiahe and Beijing Lingsheng resulting in a loss of approximately $0.4 million.

On August 18, 2021, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain institutional investor (the “Investor”), pursuant to which the Company agreed to sell and the Investor will purchase a Convertible Subordinated Debenture (the “Convertible Debenture”) in the principal amount of $2,750,000 with an original issue discount of 10% (the “Transaction”). The Company has agreed not to, subject to limited exemptions, enter into (i) any agreement to issue or announce the issuance or proposed issuance of any Ordinary Shares or Ordinary Share Equivalents (as defined in the Securities Purchase Agreement) until 120 days after the closing of the Transaction or (ii) any Prohibited Transactions (as defined in the Securities Purchase Agreement) without the Investor’s prior written consent, until the earlier of (a) thirty days after such time as the Convertible Debenture has been repaid in full and/or has been converted into Ordinary Shares (the “Conversion Shares”) and (b) the date on which the Investor ceases to hold any Ordinary Shares or have the right to acquire any Ordinary Shares. If at any time the last closing trade price for the Ordinary Shares is less than $1.00, the Company will use its commercially reasonable efforts to promptly effect a reverse split of the Ordinary Shares such that the trade price of the Ordinary Shares will be at least $2.00. The Securities Purchase Agreement contains customary representations and warranties made by the Company.

On August 20, 2021, pursuant to the Securities Purchase Agreement, the Company issued the Convertible Debenture to the Investor. The Convertible Debenture bears interest at the rate of 8.00% per year from the date of original issuance and matures on February 20, 2022. In the event an “Event of Default” (as defined in the Securities Purchase Agreement) has occurred and remains uncured, the debenture will bear default interest at the rate of 15.00% per year or the maximum rate permitted under applicable law. The Convertible Debenture shall be convertible (in whole or in part), at the option of the Investor, into the Company’s ordinary shares, par value $0.001 per share (“Ordinary Shares”) at a conversion price (“Conversion Price”) of the lesser of (i) $5.00, subject to certain adjustment and (ii) the Alternate Conversion Price (as defined below). During any period that the bid price of the Ordinary Shares is lower than $6.25, (the “Restricted Period”), the Conversion Price applicable shall equal 80% of the average of the three (3) lowest daily volume weighted average prices (“VWAP”) during the “measurement period”, which is a 10-trading-day period starting 5 trading days prior to and ending 4 trading days after the date the ordinary shares are delivered pursuant to applicable conversion notice (the “Alternate Conversion Price”), provided, that the Alternate Conversion Price shall not be lower than $0.60. The Convertible Debenture may not be converted if, as a result of the conversion, the holder and its affiliates would beneficially own in excess of 4.99% of the Ordinary Shares, which may be increased to up to 9.99% of the Ordinary Shares by such holders upon notice to the Company.

As of October 26, 2021, 1,150,463 shares were issued for a partial conversion of $1,894,206 principal amount of the Convertible Debenture with an average conversion price of approximately $1.65.

Qingdao Puhui received an Administrative Supervision Decision (“Decision”) from China Securities Regulatory Commission (“CSRC”) Qingdao Branch on September 23, 2021 against Qingdao Puhui regarding the following major issues:

(1) Inadequate management of investor qualifications. Certain investors of certain private equity fund products managed by Qingdao Puhui were not qualified private equity fund investors due to lack of certifications for their assets or income.

(2) Failure to properly inform investors of the relevant risk factors and follow the regulatory procedures in accepting investors.

(3) Failure to perform the duty of care and diligence in the management and use of private equity fund assets. Certain private equity fund products were inconsistent with the actual underlying assets.

(4) Failure to provide necessary documentation for certain actions. The signatures of certain investment decision makers were missing from some investment determination documents.

Pursuant to the Decision, CSRC Qingdao Branch ordered Qingdao Puhui to rectify and submit a written response to CSRC Qingdao Branch prior to October 21, 2021. Currently, there are no administrative penalty, fine or related regulatory measures imposed on Qingdao Puhui. Qingdao Puhui has proactively taken corrective actions and improvement measures to rectify the issues raised in the Decision.

On October 19, 2021, Qingdao Puhui submitted a written response to CSRC Qingdao Branch, explaining and clarifying the issues set forth in the Decision. Based upon advice of local counsel, the Company does not believe that Qingdao Puhui will be subject to significant administrative penalty, fines or related regulatory measures. See “Legal Proceedings”. However, there can be no assurance that the CSRC will not take a contrary position, and Qingdao Puhui may be penalized or fined, or its business may be suspended for rectifications, which may have a material adverse effect on the Company’s business, financial condition or results of operations.